CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (1,610)	$ 1,406	$ 1,366
Net income from discontinued operations	80	73
Net income (loss) from continuing operations	(1,690)	1,333	1,366
Adjustments required to reconcile net income from continuing operations to net cash provided by (used in) operating activities:
Loss (gains) on sale of available-for-sale marketable securities	(10)	(1)	6
Depreciation and amortization	284	316	393
Change in deferred tax liability, net	25	400	(340)
Employees and non-employees stock-based compensation	69	107	44
Decrease in accrued severance pay, net	(24)	(10)	(1)
Decrease (increase) in trade receivables, net	364	123	(212)
Decrease (increase) in other accounts receivable and prepaid expenses	72	33	(176)
Decrease in trade payables		(25)	(47)
Increase (decrease) in accrued expenses and other liabilities	73	(222)	144
Increase (decrease) in deferred revenues	(60)	118	(377)
Decrease (increase) in restricted cash	(585)	(25)	7
Net cash provided by (used in) operating activities from continuing operations	(1,482)	2,147	807
Cash flows from investing activities:
Purchase of property and equipment	(41)	(62)	(188)
Proceeds from sale of property and equipment			2
Investment in available-for-sale marketable securities	(153)	(80)	(74)
Proceeds from sale of available-for-sale marketable securities	157	84	71
Net cash used in investing activities	(37)	(58)	(189)
Cash flows from financing activities:
Proceeds from exercise of stock options	14	90	303
Net cash provided by financing activities	14	90	303
Increase (decrease) in cash and cash equivalents	(1,505)	2,179	921
Cash and cash equivalents at the beginning of the year	6,369	4,190	3,269
Cash and cash equivalents at the end of the year	4,864	6,369	4,190
Supplemental disclosure of cash flows activities:
Cash paid during the year for income taxes	$ 16	$ 274	$ 1,210